Commitments and Contingencies (Details) - Schedule of table presents the company’s future minimum purchase commitments	Dec. 31, 2022 USD ($)
Schedule of Table Presents the Company Future Minimum Purchase Commitments [Abstract]
2023	$ 3,309,184
2024	3,627,551
2025	18,368
Total	$ 6,955,103